Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 498	€ 530
Receivables	6,019	8,091
Accrued income	1,436	1,382
Other assets and receivables	€ 7,954	€ 10,002